Portfolio of Investments
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.8%
Issuer	Shares	Value ($)
Communication Services 11.2%
Diversified Telecommunication Services 1.2%
AT&T, Inc.	320,873	8,666,780
Lumen Technologies, Inc.	44,702	553,858
Verizon Communications, Inc.	186,058	10,048,992
Total		19,269,630
Entertainment 1.9%
Activision Blizzard, Inc.	34,950	2,704,780
Electronic Arts, Inc.	12,789	1,819,235
Live Nation Entertainment, Inc.(a)	5,921	539,581
Netflix, Inc.(a)	19,890	12,139,663
Take-Two Interactive Software, Inc.(a)	5,236	806,710
Walt Disney Co. (The)(a)	81,662	13,814,761
Total		31,824,730
Interactive Media & Services 6.7%
Alphabet, Inc., Class A(a)	13,531	36,175,399
Alphabet, Inc., Class C(a)	12,662	33,748,155
Facebook, Inc., Class A(a)	107,129	36,358,511
Match Group, Inc.(a)	12,440	1,952,956
Twitter, Inc.(a)	35,861	2,165,646
Total		110,400,667
Media 1.2%
Charter Communications, Inc., Class A(a)	5,700	4,147,092
Comcast Corp., Class A	205,839	11,512,575
Discovery, Inc., Class A(a)	7,599	192,863
Discovery, Inc., Class C(a)	13,650	331,285
DISH Network Corp., Class A(a)	11,187	486,187
Fox Corp., Class A	14,534	582,959
Fox Corp., Class B	6,665	247,405
Interpublic Group of Companies, Inc. (The)	17,689	648,656
News Corp., Class A	17,581	413,681
News Corp., Class B	5,473	127,138
Omnicom Group, Inc.	9,636	698,224
ViacomCBS, Inc., Class B	27,225	1,075,660
Total		20,463,725
Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services 0.2%
T-Mobile USA, Inc.(a)	26,359	3,367,626
Total Communication Services		185,326,378
Consumer Discretionary 12.2%
Auto Components 0.1%
Aptiv PLC(a)	12,157	1,811,028
BorgWarner, Inc.	10,776	465,631
Total		2,276,659
Automobiles 2.1%
Ford Motor Co.(a)	176,341	2,496,988
General Motors Co.(a)	65,241	3,438,853
Tesla Motors, Inc.(a)	36,466	28,278,654
Total		34,214,495
Distributors 0.1%
Genuine Parts Co.	6,436	780,236
LKQ Corp.(a)	12,150	611,388
Pool Corp.	1,802	782,807
Total		2,174,431
Hotels, Restaurants & Leisure 2.0%
Booking Holdings, Inc.(a)	1,845	4,379,790
Caesars Entertainment, Inc.(a)	9,592	1,076,990
Carnival Corp.(a)	35,886	897,509
Chipotle Mexican Grill, Inc.(a)	1,263	2,295,528
Darden Restaurants, Inc.	5,857	887,160
Domino’s Pizza, Inc.	1,656	789,846
Expedia Group, Inc.(a)	6,530	1,070,267
Hilton Worldwide Holdings, Inc.(a)	12,524	1,654,546
Las Vegas Sands Corp.(a)	15,450	565,470
Marriott International, Inc., Class A(a)	12,293	1,820,470
McDonald’s Corp.	33,561	8,091,893
MGM Resorts International	17,974	775,578
Norwegian Cruise Line Holdings Ltd.(a)	16,629	444,161
Penn National Gaming, Inc.(a)	7,046	510,553
Royal Caribbean Cruises Ltd.(a)	10,072	895,904
Starbucks Corp.	52,989	5,845,216
Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Wynn Resorts Ltd.(a)	4,730	400,867
Yum! Brands, Inc.	13,286	1,625,011
Total		34,026,759
Household Durables 0.4%
D.R. Horton, Inc.	14,648	1,229,993
Garmin Ltd.	6,828	1,061,481
Leggett & Platt, Inc.	5,991	268,636
Lennar Corp., Class A	12,345	1,156,480
Mohawk Industries, Inc.(a)	2,513	445,806
Newell Brands, Inc.	17,015	376,712
NVR, Inc.(a)	151	723,906
PulteGroup, Inc.	11,663	535,565
Whirlpool Corp.	2,818	574,477
Total		6,373,056
Internet & Direct Marketing Retail 4.1%
Amazon.com, Inc.(a)	19,573	64,298,088
eBay, Inc.	29,214	2,035,339
Etsy, Inc.(a)	5,688	1,182,877
Total		67,516,304
Leisure Products 0.0%
Hasbro, Inc.	5,816	518,903
Multiline Retail 0.5%
Dollar General Corp.	10,615	2,251,866
Dollar Tree, Inc.(a)	10,424	997,785
Target Corp.	22,233	5,086,244
Total		8,335,895
Specialty Retail 2.2%
Advance Auto Parts, Inc.	2,941	614,346
AutoZone, Inc.(a)	968	1,643,654
Bath & Body Works, Inc.	11,898	749,931
Best Buy Co., Inc.	10,131	1,070,948
CarMax, Inc.(a)	7,322	936,923
Gap, Inc. (The)	9,673	219,577
Home Depot, Inc. (The)	47,783	15,685,248
Lowe’s Companies, Inc.	31,768	6,444,456
O’Reilly Automotive, Inc.(a)	3,099	1,893,675
Ross Stores, Inc.	16,049	1,746,934
TJX Companies, Inc. (The)	54,220	3,577,436
Common Stocks (continued)
Issuer	Shares	Value ($)
Tractor Supply Co.	5,138	1,041,010
Ulta Beauty, Inc.(a)	2,461	888,224
Total		36,512,362
Textiles, Apparel & Luxury Goods 0.7%
Hanesbrands, Inc.	15,691	269,258
NIKE, Inc., Class B	57,438	8,341,721
PVH Corp.(a)	3,207	329,647
Ralph Lauren Corp.	2,185	242,622
Tapestry, Inc.	12,532	463,935
Under Armour, Inc., Class A(a)	8,478	171,086
Under Armour, Inc., Class C(a)	9,366	164,092
VF Corp.	14,646	981,136
Total		10,963,497
Total Consumer Discretionary		202,912,361
Consumer Staples 5.7%
Beverages 1.4%
Brown-Forman Corp., Class B	8,211	550,219
Coca-Cola Co. (The)	174,591	9,160,790
Constellation Brands, Inc., Class A	7,561	1,593,027
Molson Coors Beverage Co., Class B	8,466	392,653
Monster Beverage Corp.(a)	16,875	1,499,006
PepsiCo, Inc.	62,113	9,342,417
Total		22,538,112
Food & Staples Retailing 1.3%
Costco Wholesale Corp.	19,867	8,927,237
Kroger Co. (The)	30,559	1,235,500
Sysco Corp.	22,991	1,804,794
Walgreens Boots Alliance, Inc.	32,264	1,518,021
Walmart, Inc.	64,224	8,951,541
Total		22,437,093
Food Products 0.9%
Archer-Daniels-Midland Co.	25,138	1,508,531
Campbell Soup Co.	9,125	381,516
ConAgra Foods, Inc.	21,586	731,118
General Mills, Inc.	27,246	1,629,856
Hershey Co. (The)	6,535	1,106,049
Hormel Foods Corp.	12,668	519,388
JM Smucker Co. (The)	4,869	584,426

2	Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Kellogg Co.	11,489	734,377
Kraft Heinz Co. (The)	30,239	1,113,400
Lamb Weston Holdings, Inc.	6,522	400,255
McCormick & Co., Inc.	11,199	907,455
Mondelez International, Inc., Class A	62,818	3,654,751
Tyson Foods, Inc., Class A	13,249	1,045,876
Total		14,316,998
Household Products 1.3%
Church & Dwight Co., Inc.	11,035	911,160
Clorox Co. (The)	5,519	914,001
Colgate-Palmolive Co.	37,908	2,865,087
Kimberly-Clark Corp.	15,134	2,004,347
Procter & Gamble Co. (The)	109,089	15,250,642
Total		21,945,237
Personal Products 0.2%
Estee Lauder Companies, Inc. (The), Class A	10,421	3,125,571
Tobacco 0.6%
Altria Group, Inc.	82,873	3,772,379
Philip Morris International, Inc.	70,041	6,639,186
Total		10,411,565
Total Consumer Staples		94,774,576
Energy 2.7%
Energy Equipment & Services 0.2%
Baker Hughes Co.	37,232	920,747
Halliburton Co.	40,019	865,211
Schlumberger NV	62,846	1,862,755
Total		3,648,713
Oil, Gas & Consumable Fuels 2.5%
APA Corp.	16,988	364,053
Cabot Oil & Gas Corp.	17,961	390,831
Chevron Corp.	86,910	8,817,019
ConocoPhillips Co.	60,179	4,078,331
Devon Energy Corp.	28,295	1,004,755
Diamondback Energy, Inc.	7,648	724,036
EOG Resources, Inc.	26,239	2,106,205
Exxon Mobil Corp.	190,257	11,190,917
Hess Corp.	12,386	967,470
Kinder Morgan, Inc.	87,598	1,465,515
Common Stocks (continued)
Issuer	Shares	Value ($)
Marathon Oil Corp.	35,431	484,342
Marathon Petroleum Corp.	28,681	1,772,773
Occidental Petroleum Corp.	39,864	1,179,177
ONEOK, Inc.	20,028	1,161,424
Phillips 66	19,683	1,378,400
Pioneer Natural Resources Co.	10,196	1,697,736
Valero Energy Corp.	18,373	1,296,583
Williams Companies, Inc. (The)	54,601	1,416,350
Total		41,495,917
Total Energy		45,144,630
Financials 11.3%
Banks 4.3%
Bank of America Corp.	332,788	14,126,851
Citigroup, Inc.	91,084	6,392,275
Citizens Financial Group, Inc.	19,148	899,573
Comerica, Inc.	6,019	484,529
Fifth Third Bancorp	31,041	1,317,380
First Republic Bank	7,923	1,528,188
Huntington Bancshares, Inc.	66,357	1,025,879
JPMorgan Chase & Co.	134,288	21,981,603
KeyCorp	42,979	929,206
M&T Bank Corp.	5,783	863,633
People’s United Financial, Inc.	19,232	335,983
PNC Financial Services Group, Inc. (The)	19,099	3,736,528
Regions Financial Corp.	42,897	914,135
SVB Financial Group(a)	2,636	1,705,176
Truist Financial Corp.	59,988	3,518,296
U.S. Bancorp	60,633	3,604,026
Wells Fargo & Co.	184,543	8,564,641
Zions Bancorp	7,283	450,745
Total		72,378,647
Capital Markets 3.0%
Ameriprise Financial, Inc.(b)	5,112	1,350,181
Bank of New York Mellon Corp. (The)	35,688	1,850,066
BlackRock, Inc.	6,429	5,391,745
Cboe Global Markets, Inc.	4,792	593,537
Charles Schwab Corp. (The)	67,466	4,914,223
CME Group, Inc.	16,140	3,121,153
Franklin Resources, Inc.	12,655	376,107

Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Goldman Sachs Group, Inc. (The)	15,149	5,726,776
Intercontinental Exchange, Inc.	25,308	2,905,865
Invesco Ltd.	15,344	369,944
MarketAxess Holdings, Inc.	1,708	718,539
Moody’s Corp.	7,280	2,585,201
Morgan Stanley	65,597	6,383,244
MSCI, Inc.	3,705	2,253,900
Nasdaq, Inc.	5,260	1,015,285
Northern Trust Corp.	9,365	1,009,641
Raymond James Financial, Inc.	8,323	768,046
S&P Global, Inc.	10,831	4,601,984
State Street Corp.	16,431	1,392,034
T. Rowe Price Group, Inc.	10,199	2,006,143
Total		49,333,614
Consumer Finance 0.7%
American Express Co.	28,919	4,844,800
Capital One Financial Corp.	20,048	3,247,175
Discover Financial Services	13,458	1,653,315
Synchrony Financial	25,602	1,251,426
Total		10,996,716
Diversified Financial Services 1.4%
Berkshire Hathaway, Inc., Class B(a)	83,304	22,736,994
Insurance 1.9%
Aflac, Inc.	27,732	1,445,669
Allstate Corp. (The)	13,288	1,691,695
American International Group, Inc.	38,433	2,109,587
Aon PLC, Class A	10,145	2,899,137
Arthur J Gallagher & Co.	9,291	1,381,107
Assurant, Inc.	2,643	416,933
Brown & Brown, Inc.	10,504	582,447
Chubb Ltd.	19,717	3,420,505
Cincinnati Financial Corp.	6,737	769,500
Everest Re Group Ltd.	1,792	449,398
Globe Life, Inc.	4,206	374,460
Hartford Financial Services Group, Inc. (The)	15,603	1,096,111
Lincoln National Corp.	7,939	545,806
Loews Corp.	9,134	492,597
Marsh & McLennan Companies, Inc.	22,768	3,447,758
Common Stocks (continued)
Issuer	Shares	Value ($)
MetLife, Inc.	32,733	2,020,608
Principal Financial Group, Inc.	11,217	722,375
Progressive Corp. (The)	26,297	2,376,986
Prudential Financial, Inc.	17,383	1,828,692
Travelers Companies, Inc. (The)	11,212	1,704,336
Willis Towers Watson PLC	5,799	1,348,035
WR Berkley Corp.	6,303	461,254
Total		31,584,996
Total Financials		187,030,967
Health Care 13.1%
Biotechnology 1.9%
AbbVie, Inc.	79,417	8,566,712
Amgen, Inc.	25,519	5,426,615
Biogen, Inc.(a)	6,698	1,895,467
Gilead Sciences, Inc.	56,346	3,935,768
Incyte Corp.(a)	8,436	580,228
Moderna, Inc.(a)	15,782	6,073,861
Regeneron Pharmaceuticals, Inc.(a)	4,723	2,858,265
Vertex Pharmaceuticals, Inc.(a)	11,659	2,114,826
Total		31,451,742
Health Care Equipment & Supplies 3.7%
Abbott Laboratories	79,671	9,411,535
ABIOMED, Inc.(a)	2,039	663,735
Align Technology, Inc.(a)	3,302	2,197,250
Baxter International, Inc.	22,466	1,806,940
Becton Dickinson and Co.	12,906	3,172,553
Boston Scientific Corp.(a)	63,988	2,776,439
Cooper Companies, Inc. (The)	2,213	914,655
Danaher Corp.	28,554	8,692,980
Dentsply Sirona, Inc.	9,822	570,167
DexCom, Inc.(a)	4,348	2,377,747
Edwards Lifesciences Corp.(a)	28,012	3,171,239
Hologic, Inc.(a)	11,392	840,844
IDEXX Laboratories, Inc.(a)	3,823	2,377,524
Intuitive Surgical, Inc.(a)	5,343	5,311,743
Medtronic PLC	60,395	7,570,513
ResMed, Inc.	6,540	1,723,617
STERIS PLC	4,483	915,787
Stryker Corp.	15,083	3,977,689

4	Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Teleflex, Inc.	2,103	791,885
West Pharmaceutical Services, Inc.	3,325	1,411,595
Zimmer Biomet Holdings, Inc.	9,385	1,373,589
Total		62,050,026
Health Care Providers & Services 2.5%
AmerisourceBergen Corp.	6,723	803,062
Anthem, Inc.	10,957	4,084,770
Cardinal Health, Inc.	13,039	644,909
Centene Corp.(a)	26,202	1,632,647
Cigna Corp.	15,285	3,059,446
CVS Health Corp.	59,302	5,032,368
DaVita, Inc.(a)	3,014	350,408
HCA Healthcare, Inc.	11,078	2,688,852
Henry Schein, Inc.(a)	6,278	478,132
Humana, Inc.	5,775	2,247,341
Laboratory Corp. of America Holdings(a)	4,346	1,223,138
McKesson Corp.	6,951	1,385,890
Quest Diagnostics, Inc.	5,491	797,897
UnitedHealth Group, Inc.	42,375	16,557,607
Universal Health Services, Inc., Class B	3,410	471,842
Total		41,458,309
Health Care Technology 0.1%
Cerner Corp.	13,284	936,788
Life Sciences Tools & Services 1.4%
Agilent Technologies, Inc.	13,637	2,148,237
Bio-Rad Laboratories, Inc., Class A(a)	966	720,588
Bio-Techne Corp.	1,748	847,028
Charles River Laboratories International, Inc.(a)	2,265	934,698
Illumina, Inc.(a)	6,593	2,674,187
IQVIA Holdings, Inc.(a)	8,611	2,062,679
Mettler-Toledo International, Inc.(a)	1,039	1,431,077
PerkinElmer, Inc.	5,038	873,035
Thermo Fisher Scientific, Inc.	17,680	10,101,114
Waters Corp.(a)	2,758	985,433
Total		22,778,076
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 3.5%
Bristol-Myers Squibb Co.	99,862	5,908,835
Catalent, Inc.(a)	7,655	1,018,651
Eli Lilly & Co.	35,681	8,244,095
Johnson & Johnson	118,304	19,106,096
Merck & Co., Inc.	113,761	8,544,589
Organon & Co.	11,393	373,576
Pfizer, Inc.	251,966	10,837,058
Viatris, Inc.	54,346	736,388
Zoetis, Inc.	21,299	4,134,988
Total		58,904,276
Total Health Care		217,579,217
Industrials 7.9%
Aerospace & Defense 1.5%
Boeing Co. (The)(a)	24,761	5,445,934
General Dynamics Corp.	10,427	2,044,005
Howmet Aerospace, Inc.	17,348	541,258
Huntington Ingalls Industries, Inc.	1,804	348,280
L3Harris Technologies, Inc.	9,030	1,988,767
Lockheed Martin Corp.	11,076	3,822,328
Northrop Grumman Corp.	6,764	2,436,055
Raytheon Technologies Corp.	67,764	5,824,993
Textron, Inc.	10,073	703,196
TransDigm Group, Inc.(a)	2,353	1,469,613
Total		24,624,429
Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc.	5,919	514,953
Expeditors International of Washington, Inc.	7,635	909,557
FedEx Corp.	11,054	2,424,032
United Parcel Service, Inc., Class B	32,730	5,960,133
Total		9,808,675
Airlines 0.3%
Alaska Air Group, Inc.(a)	5,628	329,801
American Airlines Group, Inc.(a)	29,097	597,071
Delta Air Lines, Inc.(a)	28,758	1,225,378
Southwest Airlines Co.(a)	26,589	1,367,472
United Airlines Holdings, Inc.(a)	14,543	691,811
Total		4,211,533

Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 0.5%
Allegion PLC	4,031	532,818
AO Smith Corp.	5,986	365,565
Carrier Global Corp.	38,995	2,018,381
Fortune Brands Home & Security, Inc.	6,196	554,046
Johnson Controls International PLC	32,008	2,179,105
Masco Corp.	11,108	617,049
Trane Technologies PLC	10,678	1,843,557
Total		8,110,521
Commercial Services & Supplies 0.4%
Cintas Corp.	3,933	1,497,136
Copart, Inc.(a)	9,569	1,327,412
Republic Services, Inc.	9,443	1,133,726
Rollins, Inc.	10,173	359,412
Waste Management, Inc.	17,410	2,600,358
Total		6,918,044
Construction & Engineering 0.0%
Quanta Services, Inc.	6,254	711,830
Electrical Equipment 0.5%
AMETEK, Inc.	10,390	1,288,464
Eaton Corp. PLC	17,913	2,674,590
Emerson Electric Co.	26,865	2,530,683
Generac Holdings, Inc.(a)	2,837	1,159,397
Rockwell Automation, Inc.	5,214	1,533,124
Total		9,186,258
Industrial Conglomerates 1.1%
3M Co.	26,004	4,561,622
General Electric Co.	49,329	5,082,367
Honeywell International, Inc.	31,027	6,586,411
Roper Technologies, Inc.	4,738	2,113,764
Total		18,344,164
Machinery 1.5%
Caterpillar, Inc.	24,604	4,723,230
Cummins, Inc.	6,454	1,449,310
Deere & Co.	12,757	4,274,488
Dover Corp.	6,470	1,006,085
Fortive Corp.	16,106	1,136,600
IDEX Corp.	3,415	706,734
Common Stocks (continued)
Issuer	Shares	Value ($)
Illinois Tool Works, Inc.	12,881	2,661,601
Ingersoll Rand, Inc.(a)	18,209	917,916
Otis Worldwide Corp.	19,180	1,578,130
PACCAR, Inc.	15,602	1,231,310
Parker-Hannifin Corp.	5,800	1,621,796
Pentair PLC	7,454	541,384
Snap-On, Inc.	2,425	506,704
Stanley Black & Decker, Inc.	7,324	1,283,971
Westinghouse Air Brake Technologies Corp.	8,495	732,354
Xylem, Inc.	8,097	1,001,437
Total		25,373,050
Professional Services 0.4%
Equifax, Inc.	5,475	1,387,474
IHS Markit Ltd.	17,914	2,089,131
Jacobs Engineering Group, Inc.	5,856	776,096
Leidos Holdings, Inc.	6,362	611,579
Nielsen Holdings PLC	16,125	309,439
Robert Half International, Inc.	5,032	504,860
Verisk Analytics, Inc.	7,251	1,452,158
Total		7,130,737
Road & Rail 0.9%
CSX Corp.	101,318	3,013,197
JB Hunt Transport Services, Inc.	3,782	632,426
Kansas City Southern	4,088	1,106,376
Norfolk Southern Corp.	11,099	2,655,436
Old Dominion Freight Line, Inc.	4,216	1,205,692
Union Pacific Corp.	29,307	5,744,465
Total		14,357,592
Trading Companies & Distributors 0.2%
Fastenal Co.	25,829	1,333,035
United Rentals, Inc.(a)	3,253	1,141,575
W.W. Grainger, Inc.	1,966	772,756
Total		3,247,366
Total Industrials		132,024,199

6	Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 27.3%
Communications Equipment 0.8%
Arista Networks, Inc.(a)	2,517	864,942
Cisco Systems, Inc.	189,387	10,308,335
F5 Networks, Inc.(a)	2,710	538,694
Juniper Networks, Inc.	14,612	402,122
Motorola Solutions, Inc.	7,610	1,767,955
Total		13,882,048
Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp., Class A	26,883	1,968,642
CDW Corp.	6,179	1,124,702
Corning, Inc.	34,542	1,260,437
IPG Photonics Corp.(a)	1,611	255,182
Keysight Technologies, Inc.(a)	8,279	1,360,157
TE Connectivity Ltd.	14,740	2,022,623
Teledyne Technologies, Inc.(a)	2,095	899,970
Trimble Navigation Ltd.(a)	11,308	930,083
Zebra Technologies Corp., Class A(a)	2,400	1,237,008
Total		11,058,804
IT Services 4.8%
Accenture PLC, Class A	28,498	9,117,080
Akamai Technologies, Inc.(a)	7,318	765,390
Automatic Data Processing, Inc.	19,013	3,801,079
Broadridge Financial Solutions, Inc.	5,221	870,028
Cognizant Technology Solutions Corp., Class A	23,620	1,752,840
DXC Technology Co.(a)	11,321	380,499
Fidelity National Information Services, Inc.	27,759	3,377,715
Fiserv, Inc.(a)	26,784	2,906,064
FleetCor Technologies, Inc.(a)	3,712	969,834
Gartner, Inc.(a)	3,759	1,142,285
Global Payments, Inc.	13,201	2,080,214
International Business Machines Corp.	40,281	5,596,239
Jack Henry & Associates, Inc.	3,338	547,632
MasterCard, Inc., Class A	39,150	13,611,672
Paychex, Inc.	14,392	1,618,380
PayPal Holdings, Inc.(a)	52,806	13,740,649
VeriSign, Inc.(a)	4,374	896,714
Common Stocks (continued)
Issuer	Shares	Value ($)
Visa, Inc., Class A	75,843	16,894,028
Western Union Co. (The)	18,261	369,238
Total		80,437,580
Semiconductors & Semiconductor Equipment 5.5%
Advanced Micro Devices, Inc.(a)	54,511	5,609,182
Analog Devices, Inc.	24,173	4,048,494
Applied Materials, Inc.	41,075	5,287,585
Broadcom, Inc.	18,437	8,940,654
Enphase Energy, Inc.(a)	6,050	907,318
Intel Corp.	182,322	9,714,116
KLA Corp.	6,864	2,296,077
Lam Research Corp.	6,404	3,644,837
Microchip Technology, Inc.	12,315	1,890,229
Micron Technology, Inc.	50,592	3,591,020
Monolithic Power Systems, Inc.	1,940	940,279
NVIDIA Corp.	111,991	23,200,056
NXP Semiconductors NV	11,915	2,333,791
Qorvo, Inc.(a)	4,995	835,114
QUALCOMM, Inc.	50,693	6,538,383
Skyworks Solutions, Inc.	7,422	1,222,997
Teradyne, Inc.	7,414	809,386
Texas Instruments, Inc.	41,489	7,974,601
Xilinx, Inc.	11,121	1,679,160
Total		91,463,279
Software 9.2%
Adobe, Inc.(a)	21,410	12,326,165
ANSYS, Inc.(a)	3,921	1,334,904
Autodesk, Inc.(a)	9,887	2,819,476
Cadence Design Systems, Inc.(a)	12,439	1,883,762
Ceridian HCM Holding, Inc.(a)	6,061	682,590
Citrix Systems, Inc.	5,583	599,447
Fortinet, Inc.(a)	6,092	1,779,108
Intuit, Inc.	12,280	6,625,183
Microsoft Corp.	337,721	95,210,304
NortonLifeLock, Inc.	26,123	660,912
Oracle Corp.	74,029	6,450,147
Paycom Software, Inc.(a)	2,160	1,070,820
PTC, Inc.(a)	4,748	568,763
Salesforce.com, Inc.(a)	43,661	11,841,736

Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
ServiceNow, Inc.(a)	8,903	5,540,070
Synopsys, Inc.(a)	6,857	2,053,054
Tyler Technologies, Inc.(a)	1,835	841,623
Total		152,288,064
Technology Hardware, Storage & Peripherals 6.3%
Apple, Inc.(c)	705,726	99,860,229
Hewlett Packard Enterprise Co.	58,689	836,318
HP, Inc.	53,985	1,477,030
NetApp, Inc.	10,067	903,614
Seagate Technology Holdings PLC	9,410	776,513
Western Digital Corp.(a)	13,772	777,292
Total		104,630,996
Total Information Technology		453,760,771
Materials 2.4%
Chemicals 1.7%
Air Products & Chemicals, Inc.	9,948	2,547,782
Albemarle Corp.	5,256	1,150,906
Celanese Corp., Class A	4,994	752,296
CF Industries Holdings, Inc.	9,667	539,612
Corteva, Inc.	32,994	1,388,388
Dow, Inc.	33,515	1,929,123
DuPont de Nemours, Inc.	23,506	1,598,173
Eastman Chemical Co.	6,102	614,715
Ecolab, Inc.	11,185	2,333,415
FMC Corp.	5,784	529,583
International Flavors & Fragrances, Inc.	11,193	1,496,728
Linde PLC	23,208	6,808,763
LyondellBasell Industries NV, Class A	11,876	1,114,563
Mosaic Co. (The)	15,536	554,946
PPG Industries, Inc.	10,667	1,525,488
Sherwin-Williams Co. (The)	10,886	3,045,141
Total		27,929,622
Construction Materials 0.1%
Martin Marietta Materials, Inc.	2,803	957,729
Vulcan Materials Co.	5,963	1,008,701
Total		1,966,430
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.3%
Amcor PLC	69,289	803,060
Avery Dennison Corp.	3,725	771,857
Ball Corp.	14,678	1,320,580
International Paper Co.	17,564	982,179
Packaging Corp. of America	4,269	586,731
Sealed Air Corp.	6,736	369,065
WestRock Co.	11,999	597,910
Total		5,431,382
Metals & Mining 0.3%
Freeport-McMoRan, Inc.	65,975	2,146,167
Newmont Corp.	35,913	1,950,076
Nucor Corp.	13,199	1,299,969
Total		5,396,212
Total Materials		40,723,646
Real Estate 2.6%
Equity Real Estate Investment Trusts (REITS) 2.5%
Alexandria Real Estate Equities, Inc.	6,231	1,190,557
American Tower Corp.	20,454	5,428,696
AvalonBay Communities, Inc.	6,274	1,390,569
Boston Properties, Inc.	6,387	692,032
Crown Castle International Corp.	19,423	3,366,394
Digital Realty Trust, Inc.	12,700	1,834,515
Duke Realty Corp.	17,003	813,934
Equinix, Inc.	4,033	3,186,594
Equity Residential	15,314	1,239,209
Essex Property Trust, Inc.	2,923	934,600
Extra Space Storage, Inc.	6,013	1,010,124
Federal Realty Investment Trust	3,145	371,079
Healthpeak Properties, Inc.	24,221	810,919
Host Hotels & Resorts, Inc.(a)	32,086	523,964
Iron Mountain, Inc.	13,008	565,198
Kimco Realty Corp.	27,571	572,098
Mid-America Apartment Communities, Inc.	5,214	973,715
Prologis, Inc.	33,222	4,167,036
Public Storage	6,851	2,035,432
Realty Income Corp.	17,499	1,134,985
Regency Centers Corp.	6,871	462,624

8	Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
SBA Communications Corp.	4,923	1,627,396
Simon Property Group, Inc.	14,768	1,919,397
UDR, Inc.	12,540	664,369
Ventas, Inc.	17,682	976,223
Vornado Realty Trust	7,145	300,162
Welltower, Inc.	18,990	1,564,776
Weyerhaeuser Co.	33,695	1,198,531
Total		40,955,128
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A(a)	15,088	1,468,967
Total Real Estate		42,424,095
Utilities 2.4%
Electric Utilities 1.6%
Alliant Energy Corp.	11,247	629,607
American Electric Power Co., Inc.	22,481	1,825,008
Duke Energy Corp.	34,574	3,374,077
Edison International	17,064	946,540
Entergy Corp.	9,031	896,869
Evergy, Inc.	10,305	640,971
Eversource Energy	15,443	1,262,620
Exelon Corp.	43,944	2,124,253
FirstEnergy Corp.	24,457	871,158
NextEra Energy, Inc.	88,162	6,922,480
NRG Energy, Inc.	11,000	449,130
Pinnacle West Capital Corp.	5,069	366,793
PPL Corp.	34,586	964,258
Southern Co. (The)	47,584	2,948,780
Xcel Energy, Inc.	24,197	1,512,312
Total		25,734,856
Gas Utilities 0.0%
Atmos Energy Corp.	5,878	518,440
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 0.0%
AES Corp. (The)	29,946	683,667
Multi-Utilities 0.7%
Ameren Corp.	11,556	936,036
CenterPoint Energy, Inc.	26,645	655,467
CMS Energy Corp.	13,017	777,505
Consolidated Edison, Inc.	15,881	1,152,802
Dominion Energy, Inc.	36,334	2,653,109
DTE Energy Co.	8,707	972,659
NiSource, Inc.	17,635	427,296
Public Service Enterprise Group, Inc.	22,721	1,383,709
Sempra Energy	14,351	1,815,401
WEC Energy Group, Inc.	14,176	1,250,323
Total		12,024,307
Water Utilities 0.1%
American Water Works Co., Inc.	8,156	1,378,690
Total Utilities		40,339,960
Total Common Stocks (Cost $918,508,009)		1,642,040,800

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(b),(d)	19,900,119	19,898,129
Total Money Market Funds (Cost $19,898,129)		19,898,129
Total Investments in Securities (Cost: $938,406,138)		1,661,938,929
Other Assets & Liabilities, Net		(187,801)
Net Assets		1,661,751,128

At September 30, 2021, securities and/or cash totaling $1,584,800 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	93	12/2021	USD	19,984,538	—	(657,953)
Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Ameriprise Financial, Inc.
	1,032,476	37,284	(11,509)	291,930	1,350,181	82,898	17,635	5,112
Columbia Short-Term Cash Fund, 0.065%
	18,585,793	111,270,907	(109,958,571)	—	19,898,129	—	9,521	19,900,119
Total	19,618,269			291,930	21,248,310	82,898	27,156

(c)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2021.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2021

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3QT7014_12_L01_(11/21)